Document And Entity Information	Oct. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	NextTrip, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 09, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-38015
Entity, Tax Identification Number	27-1865814
Entity, Address, Address Line One	1500 Sawgrass Corporate Parkway, Suite 400
Entity, Address, City or Town	Sunrise
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33323
City Area Code	505
Local Phone Number	438-2576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NTRP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000788611